Discontinued Operations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jul. 17, 2023
Discontinued Operations [Line Items]
Agreement percentage	100.00%
Consideration amount	$ 730
Agreement rate	100.00%	38.61%
Disposal description	In connection with the disposal of CDA business, the Group also sold its 70% equity interest in Changwei System Technology (Shanghai) Co., Ltd (“Changwei”) to Jiaxing Changxin Enterprise Management, LLP (“Changxin”) in consideration of US$350 (RMB2,538) and sold the remaining 29% equity interest in Changwei to Shanghai Yiyou Investment Management Co., LTD (“Yiyou”) in consideration of US$150 (RMB1,088). Yiyou further entered into an arrangement with Changxin and Ms. Ruoou Ying, pursuant to which the Group agreed to transfer 29% of Changwei’s shares to Changxin and 1% of the shares to Ms. Ruoou Ying (the “Changwei disposal”). The Group received the consideration in aggregated of RMB3,626 (US$500) from the Changwei disposal. This transaction was a sale to related parties. Ms. Ruoou Ying held the position of Supervisor at Anpac Lishui, while Changxin was under the common control of Ms. Ruoou Ying and Mr. Chris Yu, the Co-Founder and Co-Chairman of the Company. Loss from disposal of Changwei amounted to RMB20,282(US$2,797) and was included in net loss from discontinued operations. This transaction was a sale to related parties. Ms. Ruoou Ying held the position of Supervisor at Anpac Lishui, while Changxin was under the common control of Ms. Ruoou Ying and Mr. Chris Yu, the Co-Founder and Co-Chairman of the Company. Loss from disposal of Changwei amounted to RMB20,282(US$2,797) and was included in net loss from discontinued operations.
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